NBB
Nuveen Taxable Municipal Income Fund
Portfolio of Investments    December 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 146.2% (99.8% of Total Investments)
	MUNICIPAL BONDS – 146.2% (99.8% of Total Investments)
	Arizona – 0.2% (0.1% of Total Investments)
$1,000	Northern Arizona University, System Revenue Bonds, Taxable Series 2020A, 3.462%, 6/01/44 – BAM Insured	No Opt. Call	AA	$1,110,850
	California – 31.7% (21.6% of Total Investments)
	ABAG Finance Authority for Non-Profit Corporations, California, Special Tax Bonds, Community Facilities District 2004-1 Seismic Safety Improvements 690 & 942 Market Street Project, Taxable Refunding:
1,950	5.100%, 9/01/28	No Opt. Call	N/R	2,067,020
6,125	5.500%, 9/01/38	9/28 at 100.00	N/R	6,595,277
2,520	Alameda Corridor Transportation Authority, California, Revenue Bonds, Refunding Taxable Subordinate Lien Series 2004B, 0.000%, 10/01/31 – AMBAC Insured	No Opt. Call	BBB+	1,903,079
65	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Subordinate Lien, Build America Federally Taxable Bond Series 2010S-1, 6.793%, 4/01/30	No Opt. Call	AA-	78,367
	California Infrastructure and Economic Development Bank, Revenue Bonds, J. David Gladstone Institutes Project, Taxable Series 2019:
2,480	4.000%, 10/01/39	10/29 at 100.00	A	2,649,533
8,260	4.658%, 10/01/59	10/29 at 100.00	A	9,060,311
1,000	California Infrastructure and Economic Development Bank, Revenue Bonds, University of California San Francisco Neurosciences Building, Build America Taxable Bond Series 2010B, 6.486%, 5/15/49	No Opt. Call	AA	1,513,870
8,010	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Windsor Mobile Country Club, Taxable Refunding Series 20202B, 6.375%, 11/15/48, 144A	11/30 at 100.00	N/R	8,623,326
4,530	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Build America Taxable Bond Series 2009G-2, 8.361%, 10/01/34 (4)	No Opt. Call	Aa3	7,124,603
7,010	California State University, Systemwide Revenue Bonds, Build America Taxable Bond Series 2010B, 6.484%, 11/01/41 (4)	No Opt. Call	Aa2	10,216,935
4,110	California State, General Obligation Bonds, Various Purpose, Build America Taxable Bond Series 2010, 7.600%, 11/01/40 (4)	No Opt. Call	Aa2	7,093,490
2,720	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2014B, 6.000%, 12/01/24	No Opt. Call	BB	3,058,722
2,025	Chino Public Financing Authority, California, Local Agency Bonds, Refunding Series 2021A, 4.001%, 9/01/38	9/31 at 100.00	AA	2,115,639
3,800	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement Asset-Backed Revenue Bonds, Taxable Series 2021A, 3.115%, 6/01/38	6/31 at 100.00	Aa3	3,842,066
5,000	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement Asset-Backed Revenue Bonds, Taxable Series 2021B, 3.293%, 6/01/42	6/31 at 100.00	Aa3	5,099,050

NBB	Nuveen Taxable Municipal Income Fund (continued)
Portfolio of Investments December 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
$1,000	Inglewood Unified School District, Los Angeles County, California, General Obligation Bonds, Taxable Refunding Series 2021, 2.967%, 8/01/37 – BAM Insured	8/31 at 100.00	AA	$1,031,200
	Los Angeles Community College District, California, General Obligation Bonds, Build America Taxable Bonds, Series 2010:
7,500	6.600%, 8/01/42 (4)	No Opt. Call	Aaa	11,918,175
10,000	6.600%, 8/01/42 (UB) (4)	No Opt. Call	Aaa	15,890,900
2,000	Los Angeles Community College District, Los Angeles County, California, General Obligation Bonds, Tender Option Bond Trust 2016-XTG002, Formerly Tender Option Bond Trust TN027, 31.241%, 8/01/49, 144A (IF) (4)	No Opt. Call	Aaa	9,214,220
	Los Angeles County Public Works Financing Authority, California, Lease Revenue Bonds, Mulitple Capital Projects I, Build America Taxable Bond Series 2010B:
2,050	7.488%, 8/01/33	No Opt. Call	AA+	2,824,285
11,380	7.618%, 8/01/40 (4)	No Opt. Call	AA+	18,805,791
3,390	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Build America Taxable Bonds, Series 2009C, 6.582%, 5/15/39	No Opt. Call	Aa3	4,517,921
80	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Federally Taxable - Direct Payment - Build America Bonds, Series 2010A, 5.716%, 7/01/39	No Opt. Call	Aa2	113,096
1,785	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Federally Taxable - Direct Payment - Build America Bonds, Series 2010D, 6.574%, 7/01/45	No Opt. Call	Aa2	2,900,161
4,000	Los Angeles Department of Water and Power, California, Water System Revenue Bonds, Tender Option Bond Trust 2016-XFT906, 29.685%, 7/01/50, 144A (IF) (4)	No Opt. Call	AA+	18,010,620
4,250	Sacramento Public Financing Authority, California, Lease Revenue Bonds, Golden 1 Center, Series 2015, 5.637%, 4/01/50 (4)	No Opt. Call	AA-	5,942,605
2,200	San Diego County Regional Transportation Commission, California, Sales Tax Revenue Bonds, Build America Taxable Bonds Series 2010A, 5.911%, 4/01/48 (4)	No Opt. Call	AAA	3,312,298
1,500	San Francisco City and County Public Utilities Commission, California, Water Revenue Bonds, Taxable Build America Bond Series 2010G, 6.950%, 11/01/50	No Opt. Call	Aa2	2,467,845
1,000	San Francisco City and County Redevelopment Financing Authority, California, Tax Allocation Revenue Bonds, San Francisco Redevelopment Projects, Taxable Series 2009E, 8.406%, 8/01/39	No Opt. Call	AA	1,624,890
	San Francisco City and County, California, Certificates of Participation, 525 Golden Gate Avenue, San Francisco Public Utilities Commission Office Project, Tender Option Bond 2016-XFT901, Formerly Tender:
2,000	29.396%, 11/01/41, 144A (IF) (4)	No Opt. Call	AA+	6,595,340
4,000	29.396%, 11/01/41, 144A (IF) (4)	No Opt. Call	AA+	13,190,680
1,000	San Francisco City and County, California, Special Tax Bonds, Community Facilities District 2014-1 Transbay Transit Center, Taxable Series 2019A, 4.125%, 9/01/39	9/29 at 100.00	AA+	1,098,730
2,000	University of California Regents, Medical Center Pooled Revenue Bonds, Taxable Build America Bond Series 2010H, 6.548%, 5/15/48 (4)	No Opt. Call	AA-	3,098,680
2,505	University of California, General Revenue Bonds, Limited Project, Build America Taxable Bond Series 2010F, 5.946%, 5/15/45	No Opt. Call	AA-	3,548,132
4,675	Vernon, California, Electric System Revenue Bonds, Series 2008A, 8.590%, 7/01/38	No Opt. Call	BBB+	6,845,275
127,920	Total California			203,992,132

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado – 1.9% (1.3% of Total Investments)
$4,335	Colorado Bridge Enterprise, Revenue Bonds, Federally Taxable Build America Series 2010A, 6.078%, 12/01/40 (4)	No Opt. Call	AA	$6,158,518
3,100	Denver School District 1, Colorado, General Obligation Bonds, Build America Taxable Bonds, Series 2009C, 5.664%, 12/01/33 (4)	No Opt. Call	AA+	4,073,772
1,230	Regional Transportation District, Colorado, Sales Tax Revenue Bonds, Fastracks Project, Build America Series 2010B, 5.844%, 11/01/50	No Opt. Call	AA+	1,895,540
8,665	Total Colorado			12,127,830
	District of Columbia – 3.5% (2.4% of Total Investments)
	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital improvement Projects, Second Senior Lien, Build America Bond Series 2009D:
1,000	7.462%, 10/01/46 – AGM Insured	No Opt. Call	AA	1,808,190
11,860	7.462%, 10/01/46 (4)	No Opt. Call	A-	20,985,321
12,860	Total District of Columbia			22,793,511
	Florida – 1.5% (1.1% of Total Investments)
10,000	Charlotte County Industrial Development Authority, Florida, Utility System Revenue Bonds, Town & Country Utilities Project, Taxable Series 2021B, 5.000%, 10/01/36, 144A	10/31 at 100.00	N/R	9,959,300
	Georgia – 8.0% (5.5% of Total Investments)
3,540	Cobb-Marietta Coliseum and Exhibit Hall Authority, Georgia, Revenue Bonds, Cobb County Coliseum Project, Taxable Series 2015, 4.500%, 1/01/47	1/26 at 100.00	AAA	3,908,018
2,348	Georgia Municipal Electric Authority, Plant Vogtle Units 3 & 4 Project M Bonds, Taxable Build America Bonds Series 2010A, 6.655%, 4/01/57	No Opt. Call	A	3,637,334
	Georgia Municipal Electric Authority, Plant Vogtle Units 3 & 4 Project P Bonds, Refunding Taxable Build America Bonds Series 2010A:
5,866	7.055%, 4/01/57 – AGM Insured	No Opt. Call	AA	9,461,037
18,139	7.055%, 4/01/57 (4)	No Opt. Call	BBB+	26,953,828
4,926	Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4 Project J Bonds, Taxable Build America Bonds Series 2010A, 6.637%, 4/01/57	No Opt. Call	A	7,509,983
34,819	Total Georgia			51,470,200
	Hawaii – 0.9% (0.6% of Total Investments)
5,460	Hawaii State, Airports System Customer Facility Charge Revenue Bonds, Taxable Series 2019A, 2.970%, 7/01/39 (4)	7/29 at 100.00	A2	5,566,197
	Illinois – 10.6% (7.2% of Total Investments)
4,030	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Series 2010C, 6.319%, 11/01/29 – BAM Insured	No Opt. Call	AA	5,046,084
8,680	Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds, Federally Taxable Build America Bonds, Series 2010B, 6.200%, 12/01/40 (4)	No Opt. Call	AA	11,879,188
	Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds, Taxable Refunding Series 2020B:
2,000	3.402%, 12/01/32 – BAM Insured	No Opt. Call	AA	2,201,340
1,000	3.912%, 12/01/40	No Opt. Call	AA	1,111,920

NBB	Nuveen Taxable Municipal Income Fund (continued)
Portfolio of Investments December 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
$355	Chicago, Illinois, General Airport Revenue Bonds, O'Hare International Airport, Third Lien, Taxable Build America Bond Series 2010B, 6.395%, 1/01/40	No Opt. Call	A	$535,074
1,000	Chicago, Illinois, Wastewater Transmission Revenue Bonds, Build America Taxable Bond Series 2010B, 6.900%, 1/01/40	No Opt. Call	A	1,423,590
2,105	Chicago, Illinois, Water Revenue Bonds, Taxable Second Lien Series 2010B, 6.742%, 11/01/40	No Opt. Call	A	3,003,561
3,375	Illinois International Port District, Revenue Bonds, Taxable Refunding Series 2020, 5.000%, 1/01/35, 144A	1/26 at 101.00	N/R	3,339,765
2,000	Illinois State, General Obligation Bonds, Build America Taxable Bonds, Series 2010-5, 7.350%, 7/01/35	No Opt. Call	BBB	2,519,020
14,000	Illinois State, General Obligation Bonds, Taxable Build America Bonds, Series 2010-3, 6.725%, 4/01/35 (4)	No Opt. Call	BBB	17,228,120
10,312	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Taxable Build America Bond Senior Lien Series 2009A, 6.184%, 1/01/34 (4)	No Opt. Call	AA-	14,073,921
2,420	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Taxable Build America Bond Senior Lien Series 2009B, 5.851%, 12/01/34 (4)	No Opt. Call	AA-	3,295,338
400	Northern Illinois Municipal Power Agency, Power Project Revenue Bonds, Prairie State Project, Build America Bond Series 2009C, 6.859%, 1/01/39	No Opt. Call	A2	550,036
1,325	Northern Illinois Municipal Power Agency, Power Project Revenue Bonds, Prairie State Project, Build America Taxable Bond Series 2010A, 7.820%, 1/01/40	No Opt. Call	A2	2,055,817
53,002	Total Illinois			68,262,774
	Indiana – 1.6% (1.1% of Total Investments)
1,900	Indiana Finance Authority, Private Activity Bonds, Ohio River Bridges East End Crossing Project, Taxabale Refunding Green Series 2021, 3.051%, 1/01/51	No Opt. Call	A1	1,956,202
5,000	Indianapolis Local Public Improvement Bond Bank, Indiana, Build America Bonds, Series 2010A-2, 6.004%, 1/15/40 (4)	No Opt. Call	AA+	7,078,250
1,000	Indianapolis Local Public Improvement Bond Bank, Indiana, Build America Taxable Bonds, Series 2010B-2, 6.116%, 1/15/40 (4)	No Opt. Call	AA+	1,408,150
7,900	Total Indiana			10,442,602
	Kentucky – 1.2% (0.9% of Total Investments)
5	Kentucky Municipal Power Agency, Power System Revenue Bonds, Prairie State Project, Build America Bond Series 2010B, 6.490%, 9/01/37 – AGM Insured	1/22 at 100.00	AA	5,014
5,450	Louisville and Jefferson County Metropolitan Sewer District, Kentucky, Sewer and Drainage System Revenue Bonds, Build America Taxable Bonds Series 2010A, 6.250%, 5/15/43 (4)	No Opt. Call	AA	8,002,289
5,455	Total Kentucky			8,007,303
	Maryland – 3.1% (2.1% of Total Investments)
2,000	Maryland Economic Development Corporation, Economic Development Revenue Bonds, Terminal Project, Refunding Series 2017B, 4.550%, 6/01/35	No Opt. Call	Baa3	2,183,220

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Maryland (continued)
	Maryland Economic Development Corporation, Parking Facilities Revenue Bonds Baltimore City Project, Senior Parking Facilities Revenue, Series 2018B:
$1,500	4.580%, 6/01/33	6/28 at 100.00	BB	$1,542,210
2,945	4.790%, 6/01/38	6/28 at 100.00	A1	3,038,445
4,285	5.050%, 6/01/43	6/28 at 100.00	A1	4,424,648
5,350	5.320%, 6/01/51	6/28 at 100.00	A1	5,550,518
3,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Adventist HealthCare Issue, Taxable Series 2021C, 3.762%, 1/01/43	1/32 at 100.00	BBB	3,022,500
19,080	Total Maryland			19,761,541
	Massachusetts – 1.8% (1.2% of Total Investments)
4,000	Massachusetts, Transporation Fund Revenue Bonds, Accelerated Bridge Program, Tender Option Bond Trust 2016-XFT907, 25.513%, 6/01/40, 144A (IF) (4)	No Opt. Call	AA+	11,457,960
	Mississippi – 0.4% (0.3% of Total Investments)
2,085	Mississippi State, General Obligation Bonds, Taxable Build America Bond Series 2010F, 5.245%, 11/01/34	No Opt. Call	AA	2,639,068
	New Jersey – 4.2% (2.8% of Total Investments)
3,320	New Jersey Educational Facilities Authority, Revenue Bonds, Seton Hall University, Taxable Series 2020D, 3.958%, 7/01/48 – AGM Insured	7/30 at 100.00	AA	3,487,162
3,000	New Jersey Turnpike Authority, Revenue Bonds, Build America Taxable Bonds, Series 2009F, 7.414%, 1/01/40	No Opt. Call	A+	4,834,560
8,805	New Jersey Turnpike Authority, Revenue Bonds, Build America Taxable Bonds, Series 2010A, 7.102%, 1/01/41 (4)	No Opt. Call	A+	13,829,837
2,000	Rutgers State University, New Jersey, Revenue Bonds, Taxable Build America Bond Series 2010H, 5.665%, 5/01/40	No Opt. Call	Aa3	2,701,640
860	South Jersey Port Corporation, New Jersey, Marine Terminal Revenue Bonds, Taxable Build America Bond Series 2009P-3, 7.365%, 1/01/40	No Opt. Call	Baa1	1,148,797
530	South Jersey Transportation Authority, New Jersey, Transportation System Revenue Bonds, Build America Bond Series 2009A-5, 7.000%, 11/01/38	No Opt. Call	BBB+	732,751
18,515	Total New Jersey			26,734,747
	New York – 26.6% (18.2% of Total Investments)
	Dormitory Authority of the State of New York, Revenue Bonds, Montefiore Obligated Group, Taxable Series 2018B:
5,000	5.096%, 8/01/34	No Opt. Call	BBB-	5,894,900
1,415	4.946%, 8/01/48 – AGM Insured	8/28 at 100.00	AA	1,607,737
25,000	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, Build America Taxable Bonds, Series 2010D, 5.600%, 3/15/40 (UB)	No Opt. Call	AA+	33,635,000
2,000	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, Tender Option Bond Trust 30020, 24.846%, 3/15/40, 144A (IF) (4)	No Opt. Call	AA+	5,454,000
5,100	Long Island Power Authority, New York, Electric System Revenue Bonds, Build America Taxable Bond Series 2010B, 5.850%, 5/01/41 (4)	No Opt. Call	A	7,130,004
1,410	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Build America Taxable Bonds, Series 2010C, 7.336%, 11/15/39	No Opt. Call	AA	2,265,264

NBB	Nuveen Taxable Municipal Income Fund (continued)
Portfolio of Investments December 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New York (continued)
$7,000	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Build America Taxable Bonds, Series 2009A-1, 5.871%, 11/15/39	No Opt. Call	A3	$9,084,600
2,090	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Build America Taxable Bonds, Series 2010B-1, 6.548%, 11/15/31	No Opt. Call	A3	2,660,445
10,925	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Federally Taxable Build America Bonds, Series 2010E, 6.814%, 11/15/40 (4)	No Opt. Call	A3	15,593,471
11,390	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Federally Taxable Issuer Subsidy Build America Bonds, Series 2010A, 6.668%, 11/15/39	No Opt. Call	A3	16,228,814
5,610	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Taxable Green Climate Certified Series 2020C-2, 5.175%, 11/15/49	No Opt. Call	A3	7,717,396
3,675	Monroe County Industrial Development Corporation, New York, Revenue Bonds, Rochester Regional Health Project, Taxable Series 2020B, 4.600%, 12/01/46	No Opt. Call	BBB+	4,349,767
	New York City Industrial Development Agency, New York, Installment Purchase and Lease Revenue Bonds, Queens Baseball Stadium Project, Series 2006:
920	6.027%, 1/01/46 – AMBAC Insured, 144A	No Opt. Call	AA	1,035,202
2,000	6.027%, 1/01/46 – AGM Insured	No Opt. Call	A2	2,709,600
1,500	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue Bonds, Second Generation Resolution, Build America Taxable Bonds, Fiscal 2011 Series AA, 5.440%, 6/15/43 (4)	No Opt. Call	AA+	2,169,060
	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue Bonds, Second Generation Resolution, Build America Taxable Bonds, Series 2010DD:
2,025	5.952%, 6/15/42 (UB)	No Opt. Call	AA+	3,045,924
2,595	5.952%, 6/15/42	No Opt. Call	AA+	3,903,295
3,595	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue Bonds, Second Generation Resolution, Taxable Tender Option Bonds Trust T30001-2, 26.275%, 6/15/44, 144A (IF)	No Opt. Call	AA+	13,097,340
10,905	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal 2011 Taxable Build America Bond Series 2010S-1B, 6.828%, 7/15/40 (4)	No Opt. Call	AA	15,583,899
10,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Build America Taxable Bonds, Series 2010G-1, 5.467%, 5/01/40 (4)	No Opt. Call	AAA	13,637,500
2,970	Westchester County Health Care Corporation, New York, Senior Lien Revenue Bonds, Series 2010-C1, 8.572%, 11/01/40 – AGM Insured	No Opt. Call	AA	4,603,886
117,125	Total New York			171,407,104
	Ohio – 6.6% (4.5% of Total Investments)
	American Municipal Power Inc., Ohio, Combined Hydroelectric Projects Revenue Bonds, Build America Bond Series 2010B:
6,350	7.834%, 2/15/41	No Opt. Call	A1	10,510,393
1,000	8.084%, 2/15/50	No Opt. Call	A1	1,896,920
1,500	American Municipal Power Inc., Ohio, Meldahl Hydroelectric Projects Revenue Bonds, Build America Bond Series 2010B, 7.499%, 2/15/50	No Opt. Call	A	2,468,340
7,040	American Municipal Power Ohio Inc., Prairie State Energy Campus Project Revenue Bonds, Build America Bond Series 2009C, 6.053%, 2/15/43 (4)	No Opt. Call	A1	10,465,382

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Ohio (continued)
$1,700	Cincinnati City School District, Ohio, Certificates of Participation, School Energy Conservation Improvement Project, Taxable Series 2012, 5.150%, 6/15/32	No Opt. Call	Aa3	$2,164,355
	Columbus Regional Airport Authority, Ohio, Customer Facility Charge Revenue Bonds, Taxable Series 2019:
1,530	4.059%, 12/15/39	12/29 at 100.00	A3	1,633,474
2,300	4.199%, 12/15/48	12/29 at 100.00	A3	2,445,521
10,575	Port of Greater Cincinnati Development Authority, Ohio, Special Obligation Tax Increment Financing Revenue Bonds, Cooperative Township Public Parking Project, Kenwood Collection Redevelopment, Refunding, 6.600%, 1/01/39	1/26 at 100.00	N/R	11,000,221
31,995	Total Ohio			42,584,606
	Oklahoma – 3.2% (2.2% of Total Investments)
18,200	Oklahoma Development Finance Authority, Health System Revenue Bonds, OU Medicine Project, Taxable Series 2018D, 5.450%, 8/15/28	No Opt. Call	Baa3	20,402,382
	Oregon – 0.9% (0.6% of Total Investments)
	Port of Portland, Oregon, Portland International Airport Customer Facility Charge Revenue Bonds, Taxable Series 2019:
1,500	3.865%, 7/01/32	7/29 at 100.00	A-	1,611,600
1,500	4.067%, 7/01/39	7/29 at 100.00	A-	1,588,935
2,450	4.237%, 7/01/49	7/29 at 100.00	A-	2,579,728
5,450	Total Oregon			5,780,263
	Pennsylvania – 1.4% (0.9% of Total Investments)
1,915	Commonwealth Financing Authority, Pennsylvania, State Appropriation Lease Bonds, Build America Taxable Bonds, Series 2009D, 6.218%, 6/01/39	No Opt. Call	A1	2,588,678
1,640	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Build America Taxable Bonds, Series 2009A, 6.105%, 12/01/39	No Opt. Call	A+	2,364,929
2,715	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Build America Taxable Bonds, Series 2010B, 5.511%, 12/01/45	No Opt. Call	A+	3,862,848
6,270	Total Pennsylvania			8,816,455
	South Carolina – 3.8% (2.6% of Total Investments)
	South Carolina Public Service Authority, Electric System Revenue Bonds, Santee Cooper, Federally Taxable Build America Series 2010C:
1,550	6.454%, 1/01/50	No Opt. Call	A	2,461,090
2,000	6.454%, 1/01/50 – AGM Insured	No Opt. Call	AA	3,259,000
8,985	6.454%, 1/01/50 (UB)	No Opt. Call	A	14,266,383
205	South Carolina Public Service Authority, Electric System Revenue Bonds, Santee Cooper, Federally Taxable Build America Tender Option Bond Trust T30002, 28.880%, 1/01/50, 144A (IF)	No Opt. Call	A	807,495
2,585	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding Series 2013C, 5.784%, 12/01/41 – AGM Insured	No Opt. Call	AA	3,575,417
15,325	Total South Carolina			24,369,385

NBB	Nuveen Taxable Municipal Income Fund (continued)
Portfolio of Investments December 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tennessee – 4.4% (3.0% of Total Investments)
$1,500	Jackson, Tennessee, Hospital Revenue Bonds, Jackson-Madison County General Hospital Project, Series 2018B, 5.308%, 4/01/48	No Opt. Call	A	$2,008,650
	Memphis/Shelby County Economic Development Growth Engine Industrial Development Board, Tennessee, Tax Increment Revenue Bonds, Graceland Project, Senior Taxable Series 2017B:
4,750	5.200%, 7/01/37	7/27 at 100.00	BB	4,461,390
1,515	5.450%, 7/01/45	7/27 at 100.00	BB	1,406,147
5,010	Metropolitan Government Nashville & Davidson County Convention Center Authority, Tennessee, Tourism Tax Revenue Bonds, Build America Taxable Bonds, Series 2010A-2, 7.431%, 7/01/43 (4)	No Opt. Call	A+	7,499,419
7,350	Metropolitan Government Nashville & Davidson County Convention Center Authority, Tennessee, Tourism Tax Revenue Bonds, Build America Taxable Bonds, Subordinate Lien Series 2010B, 6.731%, 7/01/43 (4)	No Opt. Call	AA	10,669,995
2,500	Metropolitan Government of Nashville and Davidson County Sports Authority, Tennessee, Public Facility Revenue Bonds, Ballpark Project, Taxable Refunding Series 2021C, 3.093%, 8/01/41	8/31 at 100.00	AA	2,587,625
22,625	Total Tennessee			28,633,226
	Texas – 14.2% (9.7% of Total Investments)
15,000	Austin, Texas, Rental Car Special Facility Revenue Bonds, Taxable Series 2013, 5.750%, 11/15/42 (Pre-refunded 11/15/22) (4), (5)	11/22 at 100.00	A3	15,687,900
2,520	Dallas Area Rapid Transit, Texas, Sales Tax Revenue Bonds, Build America Taxable Bonds, Series 2009B, 5.999%, 12/01/44	No Opt. Call	AA+	3,753,086
14,090	Dallas Convention Center Hotel Development Corporation, Texas, Hotel Revenue Bonds, Build America Taxable Bonds, Series 09B, 7.088%, 1/01/42 (4)	No Opt. Call	A	19,939,464
1,000	Fort Worth, Tarrant, Denton, Parker, Johnson, and Wise Counties, Texas, Special Tax Revenue Bonds, Taxable Series 2017B, 4.238%, 3/01/47	9/24 at 100.00	AA	1,032,700
16,145	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, Taxable Refunding Subordinate Lien Series 2020B. Tela Supported, 3.236%, 10/01/52 (4)	4/30 at 100.00	Aa1	16,346,974
2,670	Houston, Texas, Airport System Special Facilities Revenue Bonds, Consolidated Rental Car Facility Project, Taxable Series 2001, 6.880%, 1/01/28 – NPFG Insured	No Opt. Call	A3	3,024,202
10,285	North Texas Tollway Authority, System Revenue Bonds, Taxble Build America Bond Series 2009B, 6.718%, 1/01/49 (4)	No Opt. Call	A+	17,402,837
	San Antonio, Texas, Customer Facility Charge Revenue Bonds, Rental Car Special Facilities Project, Series 2015:
7,545	5.671%, 7/01/35 (4)	7/25 at 100.00	A3	8,323,644
2,000	5.871%, 7/01/45	7/25 at 100.00	A3	2,193,520
1,000	San Antonio, Texas, Electric and Gas System Revenue Bonds, Junior Lien, Build America Taxable Bond Series 2010A, 5.808%, 2/01/41	No Opt. Call	Aa2	1,433,330
10	San Antonio, Texas, Electric and Gas System Revenue Bonds, Series 2012, 4.427%, 2/01/42	No Opt. Call	Aa1	12,240

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Hendrick Medical Center, Taxable Series 2021:
$1,000	3.292%, 9/01/40 – AGM Insured	9/30 at 100.00	AA	$1,043,650
1,400	3.422%, 9/01/50 – AGM Insured	9/30 at 100.00	AA	1,451,240
74,665	Total Texas			91,644,787
	Utah – 1.4% (1.0% of Total Investments)
8,500	Salt Lake County, Utah, Convention Hotel Revenue Bonds, Taxable Series 2019, 5.750%, 10/01/47, 144A	10/29 at 100.00	N/R	9,050,545
	Virginia – 3.2% (2.2% of Total Investments)
1,840	Fredericksburg Economic Development Authority, Virginia, Revenue Bonds, Fredericksburg Stadium Project, Taxable Series 2019A, 5.500%, 9/01/49, 144A	9/29 at 100.00	AA	2,112,320
11,145	Tobacco Settlement Financing Corporation of Virginia, Tobacco Settlement Asset Backed Bonds, Refunding Senior Lien Series 2007A, 6.706%, 6/01/46	6/25 at 100.00	B-	11,711,835
5,870	Virginia Small Business Finance Authority, Tourism Development Financing Program Revenue Bonds, Downtown Norfolk and Virginia Beach Oceanfront Hotel Projects, Series 2018B, 12.000%, 4/01/48, 144A	4/28 at 117.16	N/R	6,987,765
18,855	Total Virginia			20,811,920
	Washington – 6.9% (4.7% of Total Investments)
4,000	Seattle, Washington, Municipal Light and Power Revenue Bonds, Federally Taxable Build America Bonds, Tender Option Bond Trust 2016-XFT905, Formerly Tender Option Bond Trust T0001, 24.991%, 2/01/40, 144A (IF) (4)	No Opt. Call	AA	10,633,360
26,000	Washington State Convention Center Public Facilities District, Lodging Tax Revenue Bonds, Build America Taxable Bond Series 2010B, 6.790%, 7/01/40	No Opt. Call	Baa1	33,989,280
30,000	Total Washington			44,622,640
	West Virginia – 2.7% (1.8% of Total Investments)
	Tobacco Settlement Finance Authority, West Virginia, Tobacco Settlement Asset-Backed Bonds, Taxable Refunding Class 1 Senior Series 2020A:
8,500	4.006%, 6/01/40	12/30 at 100.00	A-	9,005,410
7,800	4.306%, 6/01/49	12/30 at 100.00	BBB+	8,125,182
16,300	Total West Virginia			17,130,592
	Wisconsin – 0.3% (0.2% of Total Investments)
2,000	Wisconsin Center District, Dedicated Tax Revenue Bonds, Supported by State Moral Obligation Taxable Senior Series 2020A, 4.473%, 12/15/47 – AGM Insured	12/30 at 100.00	AA	2,183,560
$678,071	Total Long-Term Investments (cost $741,004,688)			941,763,480

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
SHORT-TERM INVESTMENTS – 0.3% (0.2% of Total Investments)
REPURCHASE AGREEMENTS – 0.3% (0.2% of Total Investments)

NBB	Nuveen Taxable Municipal Income Fund (continued)
Portfolio of Investments December 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Value
$1,637	Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/21, repurchase price $1,636,844, collateralized by $1,680,900, U.S. Treasury Bonds, 1.875%, due 2/15/41, value $1,669,672,	0.000%	1/03/22	$1,636,844
	Total Short-Term Investments(cost $1,636,844)			1,636,844
	Total Investments (cost $742,641,532) – 146.5%			943,400,324
	Floating Rate Obligations – (5.7)%			(36,810,000)
	Reverse Repurchase Agreements, including accrued interest – (44.2)% (6)			(284,767,708)
	Other Assets Less Liabilities – 3.4% (7)			22,307,597
	Net Assets Applicable to Common Shares – 100%			$644,130,213
Investments in Derivatives
Futures Contracts - Short
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable/ (Payable)
U.S. Treasury Ultra Bond	(1,123)	03/22	$(218,951,777)	$(221,371,375)	$(2,419,598)	$(1,754,688)
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$941,763,480	$ —	$941,763,480
Short-Term Investments:
Repurchase Agreements	—	1,636,844	—	1,636,844
Investments in Derivatives:
Futures Contracts*	(2,419,598)	—	—	(2,419,598)
Total	$(2,419,598)	$943,400,324	$ —	$940,980,726

*	Represents net unrealized appreciation (depreciation).

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for inverse floating rate transactions and/or reverse repurchase agreements. As of the end of the reporting period, investments with a value of $327,397,506 have been pledged as collateral for reverse repurchase agreements.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(6)	Reverse Repurchase Agreements, including accrued interest as a percentage of Total Investments is 30.2%.
(7)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC cleared and exchange-traded derivatives, when applicable.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
IF	Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
UB	Underlying bond of an inverse floating rate trust reflected as a financing transaction.